Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 41,085	$ 35,648
Equity securities designated at FVOCI	582	562
Securities measured at amortized cost	17,019	12,876
Securities mandatorily measured and designated at FVTPL	62,861	52,578
Total financial securities	$ 121,547	$ 101,664